Annual Fund Operating Expenses - iShares International Developed Small Cap Value Factor ETF - iShares International Developed Small Cap Value Factor ETF	Mar. 16, 2021
Operating Expenses:
Management Fees (as a percentage of Assets)	0.40%
Distribution and Service (12b-1) Fees	none
Other Expenses (as a percentage of Assets):	none	[1]
Expenses (as a percentage of Assets)	0.40%
Fee Waiver or Reimbursement	(0.10%)
Net Expenses (as a percentage of Assets)	0.30%

[1]	The amount rounded to 0.00%.